SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Right To Use Assets And Lease Liability
Operating lease expense	$ 77	$ 71	$ 337	$ 373
Short-term lease expense	7	6	33	37
Variable lease expense	8	15	8	28
Total	$ 92	$ 92	$ 378	$ 438